INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 258	$ 276
Provision for legal obligation, current	5,500	6,262
Provision for employee related obligations, non-current	1,147	849
Carry forward tax losses and foreign tax credit, non-current	3,600	3,600
Temporary differences, net, non-current	(1,360)	887
Gross deferred income taxes, non-current	9,145	11,874
Valuation allowance, non-current	(3,476)	(3,476)
Deferred income taxes, non-current	5,669	8,398
Deferred income taxes included in long-term investments and other assets	12,127	8,398
Deferred income taxes included in long-term liabilities	(6,458)
Total deferred income taxes	$ 5,669	$ 8,398